New England Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700



                                                     May 4, 2007




VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.   20549

         Re:      New England Variable Life Separate Account
                  File No. 333-73676 (Zenith Flexible Life 2002)
                  Rule 497(j) Certification


Commissioners:

         On behalf of New England Life Insurance Company (the "Company") and New England Variable Life Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and Statement of Additional Information ("SAI") being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI for that product contained in the Post-Effective Amendment No. 13 for the Account filed electronically with the Commission on April 19, 2007.

         If you have any questions, please contact me at (617) 578-2052.

                                                            Sincerely,

                                                            /s/ Daniel P. Bulger

                                                            Daniel P. Bulger